Fixed assets - Property, plant and equipment held under finance leases - Net book value (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	€ 574	€ 528	€ 552
Land and buildings [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	423	454	484
Network infrastructure [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	115	53	47
IFRS Technology Equipment [Member]
Disclosure of recognised finance lease as assets by lessee [line items]
Property, plant and equipment held under finance leases	€ 36	€ 21	€ 21